Note 6 - Other Assets (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Accounts receivable	$7,760	$7,371	$10,532
Prepaid expenses and other	23,717	17,880	15,775
Right-of-use assets	3,186	2,424	2,596
Deferred income tax asset	4,587	4,039	1,626
Derivative instruments (note 12)	2,265	-	-
Investment (note 6a)	-	953	953

	$41,515	$32,667	$31,482